Reporting entity	12 Months Ended
Dec. 31, 2021
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Reporting entity

1.    Reporting entity

Turkcell Iletisim Hizmetleri Anonim Sirketi (the “Company” or “Turkcell”) was incorporated in Turkey on 5 October 1993 and commenced its operations in 1994. The address of the Company’s registered office is Maltepe Aydinevler Mahallesi Inonu Caddesi No: 20, Kucukyali Ofispark/Istanbul. It is engaged in establishing and operating a Global System for Mobile Communications (“GSM”) network in Turkey and regional states.

In April 1998, the Company signed a license agreement (the “2G License”) with the Ministry of Transport and Infrastructure of Turkey (the “Turkish Ministry”), under which it was granted a 25-year GSM license in exchange for a license fee of USD 500,000. The License permits the Company to operate as a stand-alone GSM operator and releases it from some of the operating constraints in the Revenue Sharing Agreement, which was in effect prior to the 2G License. Under 2G license, the Company pays in cash the Undersecretariat of the Treasury (the “Turkish Treasury”) a monthly tax levy, namely a ‘treasury share’ equal to 15% of the Company’s gross revenue from Turkish GSM operations. The Company continues to build and operate its GSM network and is authorized to, among other things, set its own tariffs within certain limits, charge peak and off-peak rates, offer a variety of service and pricing packages, issue invoices directly to subscribers, collect payments and deal directly with subscribers. Following the 3G tender held by the Information Technologies and Communications Authority (“ICTA”) regarding the authorization for providing IMT-2000/UMTS services and infrastructure, the Company has been granted the A-Type license (the “3G License”) providing the widest frequency band, at a consideration of EUR 358,000 (excluding Value Added Tax (“VAT”)). Payment of the 3G license was made in cash, following the necessary approvals, on 30 April 2009.

On 26 August 2015, “Authorization Tender on IMT Services and Infrastructure” publicly known as “4.5G license” tender, was held by the ICTA and the Company was awarded with a total frequency band of 172.4 MHz for 13 years. The tender price is EUR 1,623,460 (excluding VAT of 18%). IMT authorization period expires on 30 April 2029 and operators were able to commence service delivery for 4.5G starting from 1 April 2016. 2x1.4 MHz frequency band in 900MHz spectrum and 2 units of 2x5 MHz frequency bands in 2100 MHz spectrum were commenced on 1 December 2015, while remaining packages were commenced on 1 April 2016.

The Company is obliged to pay the ICTA a monthly treasury share equal to 90% of 15% of gross revenue and 10% is paid for a universal service fund. In addition, the Company pays annual contributions in an amount equal to 0.35% of net revenue to the ICTA’s expenses and 5% of net revenue to ICTA as a frequency fee (TRx).

As of 31 December 2021, the capital shares and voting rights of TVF Bilgi Teknolojileri İletisim Hizmetleri Yatırım Sanayi ve Ticaret Anonim Sirketi (“TVF BTIH”) and IMTIS Holdings S.a r l. (“IMTIS Holdings”) in the Company are 26.2% and 19.8%, respectively since 22 October 2020. The proportion of the Company’s shares that are traded in domestic and foreign stock exchanges are 53.95% (Note 27).

The Group’s immediate and ultimate parents are TVF BTIH, wholly owned by Turkiye Varlik Fonu (“TVF”), and TVF respectively as of 31 December 2021. TVF has been established with the Law No. 6741 and published in the Official Gazette dated 26 August 2016.

1.    Reporting entity (continued)

15% of the total issued shares of Turkcell, owned by TVF BTIH, have been re-classified as a separate class of Group A Shares (the “Group A Shares”);

(i)	A nomination privilege has been created on the Group A Shares, allowing the holders thereof to nominate four candidates for appointment of five members of the board of directors of the Company; a voting privilege has been created on the Group A Shares, allowing the holders thereof to cast six votes for each Group A Share in respect of the appointment of
a.	five members of the board of directors of the Company, and
b.	the chairman of the presiding committee of the general assembly of shareholders;
(ii)	All shareholders of the Company (including the holders of Group A Shares) are entitled to cast one vote per share on all other matters submitted to a vote of Turkcell’s shareholders, including the appointment of the residual four members of the board of directors of Turkcell (including independent ones);
(iii)	The chairman of the board of directors shall be elected among the members of the board of directors elected through the exercise of the privileges granted to Group A Shares;
(iv)	The meeting quorum requirement of the board of directors requires five members constituting the majority of full number of its members, and the decision quorum requires the affirmative vote of at least five members present in the meeting; and
(v)	So long as the above mentioned privileges are in effect, unlimited authority to represent and bind Turkcell regulated under Article 370 of Turkish Commercial Code shall be exercised by two members of the board of directors of the Company, including at least one member of the board of directors of the Company appointed through the exercise of the said privileges by the holders of Group A Shares.

The Company’s board of directors consists of a total of nine non-executive members including three independent members as of 31 December 2021.

The consolidated financial statements of the Company as at and for the year ended 31 December 2021 comprise the Company and its subsidiaries (together referred to as the “Group”) and the Group’s interest in associates and a joint venture. Subsidiaries of the Company, their locations and their nature of operations are disclosed in Note 41. The Company’s and each of its subsidiaries’ and associate’s financial statements are prepared as at and for the year ended 31 December 2021.